Short Term Notes Payable (FY)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short Term Notes Payable
9. Short term notes payable

The Company entered into non-interest bearing short term notes payable agreements on December 13, 2019 in the total principal amount of $210,000. The principal amount will be due and payable six months from the date of issuance of the respective notes via issuance of 2,250,000 shares of common stock.

The Company entered into short term notes payable between January 30, 2019 and April 10, 2019 in the total principal amount of $1,215,000 with an interest rate of 5% per annum. The principal and accrued interest are due and payable six months from the date of issuance of the respective notes. During 2019, the Company converted $3,559,542 of the short term notes payable to equity.

The Company entered into short term notes payable between June 26, 2018 and December 31, 2018 in the total principal amount of $1,870,525 with an interest rate of 5% per annum. The principal and accrued interest are due and payable six months from the date of issuance of the respective notes, of which $233,028 are held by an officer and director of the Company.

During the year ended December 31, 2019, the Company defaulted on all of the short term notes payable and began accruing interest at the default interest rate of 10% upon the date of default.

On April 17, 2019, the Company offered an incentive to Class L and Class N Warrant holders in return for their funding the operations of the Company prior to an effective Registration Statement with the SEC for the Class L and Class N Warrant Agreements and certain Series A Warrants. As the incentive to Class L and Class N Warrant holders, the Company approved the issuance of a 10% bonus number of shares of the Company’s common stock to be calculated by multiplying the number of shares being issued upon the Class L Warrant, Class N Warrant and Series A Warrant exercise by 10% at a cost basis equal to the exercise price and recorded interest expense in the amount of $629,963.

The short term notes payable had an aggregate outstanding principal balance of $587,233 and $1,883,163 at December 31, 2019, and 2018, respectively.

Interest expense on the short term notes payable totaled $838,613 and $12,638 for the years ended December 31, 2019 and 2018, respectively.